6. STOCK OPTIONS AND WARRANTS (Details) (Option [Member], USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Option [Member]
Shares Under Option
Outstanding beginning balance	93,750	92,750	11,500
Granted		3,000	81,250
Expired/Forfeited	(30,000)	(2,000)
Outstanding ending balance	63,750	93,750	92,750
Exercisable ending balance	49,188	55,158
Weighted Average Exercise Price
Outstanding beginning balance	$ 107.00	$ 109.00	$ 3.00
Granted		$ 104.00	$ 123.00
Expired	$ 125	$ 92.00
Outstanding ending balance	$ 101.8	$ 107.00	$ 109.00
Exercisable ending balance	$ 93.8	$ 106.00
Outstanding beginning balance	7 years 8 months 12 days	8 years 6 months	6 years 3 months 18 days
Outstanding ending balance	6 years 6 months	7 years 8 months 12 days
Exercisable ending balance	6 years	7 years 2 months 12 days	8 years 6 months
Aggregate Intrinsic Value
Outstanding beginning balance	$ 217,063	$ 1,114,063	$ 1,401,563
Outstanding ending balance	39,388	217,063	1,114,063
Exercisable ending balance	$ 0	$ 142,223